Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Employee compensation and benefits	$ 13,868	$ 14,120
Customer rebates	2,200	2,953
Taxes payable, other than income taxes	2,270	2,161
Accrued royalties and dues	1,954	1,843
Professional fees	1,004	2,495
Other	826	1,307
Total accrued expenses	$ 22,122	$ 24,879